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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                          Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                    3/31/04

                                 [LOGO] Pioneer
                                        Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         14
Notes to Financial Statements                18
Report of Independent Auditors               22
Trustees, Officers and Service Providers     23

Pioneer Large Cap Growth Fund

================================================================================
LETTER TO SHAREOWNERS 3/31/04
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. By the end of March, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD,
Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund
PORTFOLIO SUMMARY 3/31/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         95.9%
Depositary Receipts for International Stocks                                4.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     37.2%
Health Care                                                                17.7%
Consumer Staples                                                           11.9%
Consumer Discretionary                                                     11.1%
Industrials                                                                 9.1%
Financials                                                                  8.4%
Energy                                                                      2.9%
Materials                                                                   1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)*

    1.    Pfizer, Inc.               4.93%
    2.    Microsoft Corp.            3.94
    3.    Wal-Mart Stores, Inc.      3.70
    4.    Intel Corp.                3.06
    5.    General Electric Co.       2.75
    6.    Cisco Systems, Inc.        2.65
    7.    Zimmer Holdings, Inc.      2.08
    8.    St. Jude Medical, Inc.     2.03
    9.    Dell, Inc.                 1.89
   10.    Nokia Corp. (A.D.R.)       1.71

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Large Cap Growth Fund
PERFORMANCE UPDATE 3/31/04                                        CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/04   3/31/03
                 $11.93    $8.99

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 3/31/04)        Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of March 31, 2004)

                  Net Asset    Public Offering
Period              Value          Price*

Life-of-Fund        11.59%          7.56%
(8/22/02)
1 Year              32.70          25.05

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

Value of $10,000 Investment+

              Pioneer Large      Russell 1000
             Cap Growth Fund*    Growth Index
8/02              $9,425           $10,000
3/03              $8,866            $9,500
3/04             $11,765           $12,559

+ Index comparison begins 8/30/02.

During the period the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please contact your advisor, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The performance table and graph do not reflect the reduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Large Cap Growth Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04
================================================================================

Low interest rates, gains in consumer confidence and increased manufacturing activity all contributed to a strong stock-market environment during the 12 months ended March 31, 2004. In the following interview, Eric Weigel discusses Pioneer Large Cap Growth Fund's strategy and the factors that influenced performance during this period. Mr. Weigel is the Fund's day-to-day manager.

Q: How did the Fund perform over the past year?

A. Pioneer Large Cap Growth Fund had a total return of 32.70% at net asset value for the twelve months ended March 31, 2004. For the same period, the Russell 1000 Growth Index had a return of 32.18%, while the Fund's Lipper Large-Cap Growth peers returned 29.15%.

Q: What factors most affected Fund performance?

A. Our exposure to technology stocks was a little more than that of the Index, which helped performance. In fact, our allocation to technology increased throughout the year. The Fund benefited from the sector's overall performance, but our stock selection, particularly in semiconductor and computer-security stocks, helped even more. For example, Cypress Semiconductor, which makes "low-tech" computer chips, was up about 200% during this period. Other semiconductor companies such as Qualcomm and Micron Technology also contributed to performance. Symantec, meanwhile, benefited greatly from worries about new computer viruses, while SanDisk, which makes computer storage devices, also posted a big gain.

Q: Why have these companies done so well?

A. Sales of consumer electronics, such as cameras, cell phones and other electronics products, have been the main driver behind these stocks. Meanwhile, large corporations did not significantly increase their spending on information technology, which means that until corporate spending picks up, the companies will have to depend on consumers to keep sales up. We should point out, however, that prices of some of the stocks either flattened or declined somewhat toward the end of calendar 2003. The fundamentals behind the companies hadn't changed; there just seemed to be a perception by investors that prices of the stocks had risen too fast. As a result, we saw a lot of profit-taking toward the end

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

   of the year. So far in 2004, the consumer-electronic stocks - as well as the market as a whole - seem to be looking for direction.

Q: Could you talk about other stocks that contributed to performance?

A. Consumer discretionary stocks that we owned like Best Buy, Michaels Stores and J.C. Penney, did fairly well as consumer confidence increased. However, we also think this sector is under some pressure. Right now, short-term interest rates are quite low, but longer-term rates are creeping up. We think that could be a problem for interest-rate sensitive sectors, such as consumer-discretionary companies that borrow to finance new inventory. So we're watching this sector closely. Elsewhere, our holdings in basic materials helped performance. Freeport-McMoRan Copper & Gold and Phelps Dodge did well as commodity prices have gone higher.

Q: What stocks hurt performance?

A. A few health-care stocks declined. Medimmune fell 30%; Johnson & Johnson was down about 12%; and HCA was down 2%. Fortunately, we only had a few stocks with negative returns, and our positions in them weren't very large. So they didn't hurt performance too much.

Q: How would you describe the investment environment of the past year?

A. Very favorable. The period covered by this annual report is probably one of the best we've had in recent years, in terms of stock market performance. It came right after the invasion of Iraq, which was basically the same time that the markets took off. However, there were a couple of blips here and there. One of those blips came in December, when the market seemed to change emphasis. Stocks of the most speculative, riskiest companies outperformed everything else through most of 2003. But, by the end of the year, investors got a little more cautious, and a lot of the year's best-performing stocks sold off after some huge gains. As I mentioned, technology stocks did well for most of the period, but financial services stocks also did well as interest rates stayed low, and consumer stocks benefited from rising consumer confidence.

Pioneer Large Cap Growth Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                              (continued)
================================================================================

Q: What is your investment approach?

A. We follow a relatively low-risk strategy that seeks returns in line with the Russell 1000 Growth Index. In fact, our exposure to sectors is usually fairly close to that of the Index. However, we also use a company-by-company process to evaluate the strengths and weaknesses of each stock considered for the portfolio. As a result, we may invest a larger or smaller amount in an individual stock relative to its weighting in the Index.

Q: What is your investment outlook?

A. We're bullish. We think economic growth is here to stay. Many people are focused on the slow employment growth, but we don't think that's relevant to stock investing. It's obviously relevant to peoples' lives, but not to investing in the stock market. We believe interest rates will creep up little by little, but their impact won't be dramatic in terms of an effect on the stock market. In fact, we think people will probably put more money in stocks if they see their bond funds losing money because of rising interest rates. We actually think a rise in interest rates will be viewed by the equity markets as a positive signal that growth is finally here.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund

================================================================================
SCHEDULE OF INVESTMENTS 3/31/04
================================================================================

  Shares                                                           Value
           COMMON STOCKS - 99.2%
           Energy - 2.8%
           Integrated Oil & Gas - 1.0%
    400    Occidental Petroleum Corp.                         $   18,420
                                                              ----------
           Oil & Gas Exploration & Production - 1.8%
    250    Anadarko Petroleum Corp.                           $   12,965
    600    Pioneer Natural Resources Co.                          19,379
                                                              ----------
                                                              $   32,344
                                                              ----------
           Total Energy                                       $   50,764
                                                              ----------
           Materials - 1.7%
           Diversified Metals & Mining - 1.0%
    450    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   17,591
                                                              ----------
           Paper Products - 0.7%
    300    Bowater, Inc.                                      $   13,089
                                                              ----------
           Total Materials                                    $   30,680
                                                              ----------
           Capital Goods - 5.6%
           Electrical Components & Equipment - 2.7%
  1,600    General Electric Co.                               $   48,832
                                                              ----------
           Industrial Conglomerates - 2.0%
    120    3M Co.                                             $    9,824
    600    Tyco International, Ltd.                               17,190
    100    United Technologies Corp.                               8,630
                                                              ----------
                                                              $   35,644
                                                              ----------
           Industrial Machinery - 0.9%
    350    SPX Corp.                                          $   15,918
                                                              ----------
           Total Capital Goods                                $  100,394
                                                              ----------
           Commercial Services & Supplies - 2.2%
           Diversified Commercial Services - 0.7%
    250    H & R Block, Inc.                                  $   12,758
                                                              ----------
           Employment Services - 1.5%
    800    Corinthian Colleges, Inc.*                         $   26,448
                                                              ----------
           Total Commercial Services & Supplies               $   39,206
                                                              ----------
           Transportation - 1.2%
           Railroads - 0.5%
    262    Canadian National Railway Co.                      $   10,304
                                                              ----------


The accompanying notes are an integral part of these financial statements.     7

Pioneer Large Cap Growth Fund

================================================================================
SCHEDULE OF INVESTMENTS 3/31/04                                      (continued)
================================================================================

Shares                                                        Value
           Trucking - 0.7%
  175      United Parcel Service                         $   12,222
                                                         ----------
           Total Transportation                          $   22,526
                                                         ----------
           Consumer Durables & Apparel - 0.5%
           Apparel, Accessories & Luxury Goods - 0.5%
  350      TJX Companies, Inc.                           $    8,596
                                                         ----------
           Total Consumer Durables & Apparel             $    8,596
                                                         ----------
           Hotels, Restaurants & Leisure - 2.0%
           Casinos & Gaming - 2.0%
  150      Harrah's Entertainment, Inc.                  $    8,235
  600      International Game Technology                     26,975
                                                         ----------
                                                         $   35,210
                                                         ----------
           Total Hotels, Restaurants & Leisure           $   35,210
                                                         ----------
           Media - 1.6%
           Advertising - 0.4%
  100      Omnicom Group                                 $    8,025
                                                         ----------
           Broadcasting & Cable TV - 0.5%
  200      Clear Channel Communications, Inc.            $    8,470
                                                         ----------
           Movies & Entertainment - 0.7%
  300      Viacom, Inc. (Class B)                        $   11,763
                                                         ----------
           Total Media                                   $   28,258
                                                         ----------
           Retailing - 7.0%
           Apparel Retail - 0.7%
  400      Ross Stores, Inc.                             $   12,244
                                                         ----------
           Department Stores - 0.6%
  300      J.C. Penney Co., Inc.                         $   10,434
                                                         ----------
           General Merchandise Stores - 1.5%
  250      Family Dollar Stores, Inc.                    $    8,988
  400      Target Corp.                                      18,016
                                                         ----------
                                                         $   27,004
                                                         ----------
           Home Improvement Retail - 2.1%
  450      Home Depot, Inc.                              $   16,812
  350      Lowe's Companies, Inc.                            19,646
                                                         ----------
                                                         $   36,458
                                                         ----------


8     The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

 Shares                                                 Value
           Internet Retail - 0.9%
    700    Orbitz Inc.*                            $   16,667
                                                   ----------
           Specialty Stores - 1.2%
    250    Bed Bath & Beyond, Inc.*                $   10,440
    300    Tiffany & Co.                               11,450
                                                   ----------
                                                   $   21,890
                                                   ----------
           Total Retailing                         $  124,697
                                                   ----------
           Food & Drug Retailing - 7.0%
           Drug Retail - 1.7%
    500    CVS Corp.                               $   17,650
    400    Walgreen Co.                                13,180
                                                   ----------
                                                   $   30,830
                                                   ----------
           Food Distributors - 1.1%
    300    Cardinal Health, Inc.                   $   20,670
                                                   ----------
           Food Retail - 0.5%
    150    William Wrigley Jr. Co.                 $    8,868
                                                   ----------
           Hypermarkets & Supercenters - 3.7%
  1,100    Wal-Mart Stores, Inc.                   $   65,659
                                                   ----------
           Total Food & Drug Retailing             $  126,027
                                                   ----------
           Food, Beverage & Tobacco - 2.8%
           Distillers & Vintners - 0.8%
    300    Anheuser-Busch Companies, Inc.          $   15,300
                                                   ----------
           Soft Drinks - 1.4%
    300    The Coca-Cola Co.                       $   15,090
    175    PepsiCo, Inc.                                9,424
                                                   ----------
                                                   $   24,514
                                                   ----------
           Tobacco - 0.6%
    200    Altria Group, Inc.                      $   10,890
                                                   ----------
           Total Food, Beverage & Tobacco          $   50,704
                                                   ----------
           Household & Personal Products - 1.9%
           Household Products - 1.0%
    175    Procter & Gamble Co.                    $   18,354
                                                   ----------
           Personal Products - 0.9%
    400    Gillette Co.                            $   15,640
                                                   ----------
           Total Household & Personal Products     $   33,994
                                                   ----------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Large Cap Growth Fund

================================================================================
SCHEDULE OF INVESTMENTS 3/31/04                                      (continued)
================================================================================

 Shares                                                         Value
           Health Care Equipment & Services - 9.8%
           Health Care Distributors - 3.8%
    200    Allergan, Inc.                                  $   16,832
    500    Johnson & Johnson Co.                               25,360
    300    Teva Pharmaceutical Industries Ltd. (A.D.R)         19,022
    200    Wyeth, Inc.                                          7,510
                                                           ----------
                                                           $   68,724
                                                           ----------
           Health Care Equipment - 4.7%
    300    Biomet, Inc.                                    $   11,508
    500    St. Jude Medical, Inc.*                             36,050
    500    Zimmer Holdings, Inc.*                              36,890
                                                           ----------
                                                           $   84,448
                                                           ----------
           Managed Health Care - 1.3%
    200    Wellpoint Health Networks, Inc.*                $   22,744
                                                           ----------
           Total Health Care Equipment & Services          $  175,916
                                                           ----------
           Pharmaceuticals & Biotechnology - 7.8%
           Biotechnology - 1.3%
    400    Amgen, Inc.*                                    $   23,268
                                                           ----------
           Pharmaceuticals - 6.5%
    200    Eli Lilly & Co.                                 $   13,380
  2,500    Pfizer, Inc.                                        87,625
    300    Sepracor, Inc.*                                     14,430
                                                           ----------
                                                           $  115,435
                                                           ----------
           Total Pharmaceuticals & Biotechnology           $  138,703
                                                           ----------
           Banks - 2.5%
           Diversified Banks - 1.4%
    300    U.S. Bancorp                                    $    8,295
    300    Wells Fargo & Co.                                   17,001
                                                           ----------
                                                           $   25,296
                                                           ----------
           Thrifts & Mortgage Finance - 1.1%
    100    Federal National Mortgage Association           $    7,435
    200    Freddie Mac                                         11,812
                                                           ----------
                                                           $   19,247
                                                           ----------
           Total Banks                                     $   44,543
                                                           ----------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

 Shares                                                         Value
           Diversified Financials - 4.5%
           Asset Management & Custody Banks - 0.4%
    200    The Bank of New York Co., Inc.                  $    6,300
                                                           ----------
           Consumer Finance - 1.1%
    200    American Express Co.                            $   10,370
    240    SLM Corp.                                           10,044
                                                           ----------
                                                           $   20,414
                                                           ----------
           Investment Banking & Brokerage - 1.2%
    100    Goldman Sachs Group, Inc.                       $   10,435
    200    Merrill Lynch & Co., Inc.                           11,912
                                                           ----------
                                                           $   22,347
                                                           ----------
           Diversified Financial Services - 1.2%
    400    Citigroup, Inc.                                 $   20,680
                                                           ----------
           Specialized Finance - 0.6%
    150    Moody's Corp.                                   $   10,620
                                                           ----------
           Total Diversified Financials                    $   80,361
                                                           ----------
           Insurance - 1.4%
           Multi-Line Insurance - 1.4%
    350    American International Group, Inc.              $   24,973
                                                           ----------
           Total Insurance                                 $   24,973
                                                           ----------
           Software & Services - 11.2%
           Application Software - 8.5%
    250    Adobe Systems, Inc.                             $    9,858
    500    Cadence Design System, Inc.*                         7,370
    200    Intuit, Inc.*                                        8,976
  2,800    Microsoft Corp.                                     69,916
    700    Oracle Corp.*                                        8,407
    450    Symantec Corp.*                                     20,835
    350    Synopsys, Inc.*                                     10,136
    600    Veritas Software Corp.*                             16,146
                                                           ----------
                                                           $  151,644
                                                           ----------
           Data Processing & Outsourced Services - 2.1%
    125    Affiliated Computer Services, Inc.*             $    6,488
    400    First Data Corp.                                    16,863
    550    SunGard Data Systems, Inc.*                         15,070
                                                           ----------
                                                           $   38,421
                                                           ----------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Large Cap Growth Fund

================================================================================
SCHEDULE OF INVESTMENTS 3/31/04                                      (continued)
================================================================================

 Shares                                                      Value
           Home Entertainment Software - 0.6%
    200    Electronic Arts, Inc.*                       $   10,793
                                                        ----------
           Total Software & Services                    $  200,858
                                                        ----------
           Technology Hardware & Equipment - 16.2%
           Networking Equipment - 1.5%
  2,100    BEA Systems, Inc.*                           $   26,796
                                                        ----------
           Communications Equipment - 6.4%
  2,000    Cisco Systems, Inc.*                         $   47,040
    150    L-3 Communications Holdings, Inc.                 8,921
  1,500    Nokia Corp. (A.D.R.)                             30,420
    300    Qualcomm, Inc.                                   19,926
    300    Utstarcom Inc.*                                   8,628
                                                        ----------
                                                        $  114,935
                                                        ----------
           Computer Hardware - 2.8%
  1,000    Dell, Inc.*                                  $   33,620
    175    IBM Corp.                                        16,072
                                                        ----------
                                                        $   49,692
                                                        ----------
           Computer Storage & Peripherals - 4.8%
    925    EMC Corp.*                                   $   12,589
  1,500    Lexar Media, Inc.*                               24,840
    150    Lexmark International Group, Inc.*               13,800
    800    SanDisk Corp.*                                   22,696
    400    Storage Technology Corp.*                        11,131
                                                        ----------
                                                        $   85,056
                                                        ----------
           Electronic Equipment & Instruments - 0.7%
    750    Flextronics International, Ltd.*             $   12,915
                                                        ----------
           Total Technology Hardware & Equipment        $  289,394
                                                        ----------
           Semiconductors - 9.5%
           Semiconductor Equipment - 1.1%
    925    Applied Materials, Inc.*                     $   19,777
                                                        ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

 Shares                                                   Value
           Semiconductors - 8.4%
    300    Analog Devices, Inc.                      $   14,403
  1,200    ATI Technologies, Inc.*                       19,560
    800    Cypress Semiconductor Corp.*                  16,376
  2,000    Intel Corp.                                   54,400
    650    Micron Technology, Inc.*                      10,862
    650    Texas Instruments, Inc.                       18,993
    900    Zoran Corp.*                                  15,624
                                                     ----------
                                                     $  150,218
                                                     ----------
           Total Semiconductors                      $  169,995
                                                     ----------
           TOTAL COMMON STOCKS
           (Cost $1,522,170)                         $1,775,799
                                                     ----------
           TOTAL INVESTMENT IN SECURITIES - 99.2%
           (Cost $1,522,170) (a)                     $1,775,799
                                                     ----------
           OTHER ASSETS AND LIABILITIES - 0.8%       $   13,830
                                                     ----------
           TOTAL NET ASSETS - 100.0%                 $1,789,629
                                                     ----------

*      Non-income producing security.

A.D.R. American Depository Receipts

(a) At March 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,522,170 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                       $280,611

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                        (26,982)
                                                                       --------
       Net unrealized gain                                             $253,629
                                                                       --------

       Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2004 aggregated $751,479 and $655,851, respectively.


The accompanying notes are an integral part of these financial statements.    13

Pioneer Large Cap Growth Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 3/31/04
================================================================================

ASSETS:
  Investment in securities, at value (cost $1,522,170)     $1,775,799
  Cash                                                         52,516
  Receivables -
   Dividends, interest and foreign taxes withheld               1,819
   Due from Pioneer Investment Management, Inc.                 1,159
  Other                                                         1,000
                                                           ----------
       Total assets                                        $1,832,293
                                                           ----------
LIABILITIES:
  Due to affiliates                                        $    5,443
  Accrued expenses                                             37,221
                                                           ----------
       Total liabilities                                   $   42,664
                                                           ----------
NET ASSETS:
  Paid-in capital                                          $1,497,781
  Accumulated net realized gain on investments                 38,219
  Net unrealized gain on investments                          253,629
                                                           ----------
       Total net assets                                    $1,789,629
                                                           ----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,789,629/150,000 shares)             $    11.93
                                                           ----------
MAXIMUM OFFERING PRICE:
  CLASS A (11.93 [DIVIDED BY] 94.25%)                      $    12.66
                                                           ----------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

================================================================================
STATEMENT OF OPERATIONS
================================================================================
For the Year Ended 3/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $180)      $  15,594
  Interest                                                     512
  Income from securities loaned, net                             4
                                                         ---------
       Total investment income                                         $ 16,110
                                                                       ---------
EXPENSES:
  Management fees                                        $  12,379
  Transfer agent fees                                         (442)
  Distribution fees                                          4,127
  Administrative fees                                       33,347
  Custodian fees                                            11,508
  Professional fees                                         18,334
  Printing                                                   9,481
  Fees and expenses of nonaffiliated trustees                5,741
  Registration Fees                                        (11,169)
  Insurance Fees                                             5,482
                                                         ---------
       Total expenses                                                  $ 88,788
                                                                       ---------
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                  (67,295)
                                                                       ---------
       Net expenses                                                    $ 21,493
                                                                       ---------
         Net investment loss                                           $ (5,383)
                                                                       ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $ 58,754
                                                                       ---------
  Change in net unrealized gain on investments                         $387,078
                                                                       ---------
   Net gain on investments                                             $445,832
                                                                       ---------
   Net increase in net assets resulting from operations                $440,449
                                                                       ---------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Large Cap Growth Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
For the Year Ended 3/31/04 and the period from 8/22/02
(Commencement of Operations) to 3/31/03


                                                                                8/22/02
                                                                 Year Ended       to
                                                                   3/31/04      3/31/03
FROM OPERATIONS:
Net investment loss                                             $   (5,383)  $   (2,219)
Net realized gain (loss) on investments                             58,754      (15,152)
Change in net unrealized gain (loss) on investments                387,078     (133,449)
                                                                ----------   ----------
   Net increase (decrease) in net assets resulting from
     operations                                                 $  440,449   $ (150,820)
                                                                ----------   ----------
NET ASSETS:
Beginning of period (initial capitalization - 150,000 shares)    1,349,180    1,500,000
                                                                ----------   ----------
End of period (including accumulated net investment
  income (loss) of $0 and $0, respectively)                     $1,789,629   $1,349,180
                                                                ----------   ----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                           8/22/02 (a)
                                                           Year Ended          to
                                                             3/31/04         3/31/03
CLASS A
Net asset value, beginning of period                      $    8.99        $   10.00
                                                          ---------        ---------
Increase (decrease) from investment operations:
  Net investment loss                                     $   (0.03)       $   (0.01)
  Net realized and unrealized gain (loss) on investments       2.97            (1.00)
                                                          ---------        ---------
Net increase (decrease) in net assets from investment
  operations                                              $    2.94        $   (1.01)
                                                          ---------        ---------
Net asset value, end of period                            $   11.93        $    8.99
                                                          ---------        ---------
Total return*                                                 32.70%          (10.10)%
Ratio of net expenses to average net assets                    1.30%            1.30%**
Ratio of net investment loss to average net assets            (0.33)%          (0.27)%**
Portfolio turnover rate                                          41%              11%
Net assets, end of period (in thousands)                  $   1,790        $   1,349
Ratios with no waiver of management fees and assumption
  of expenses by PIM and less other credits
   Net expenses                                                5.38%***        13.80%**
   Net investment loss                                        (4.41)%***      (12.77)%**

(a) Class A shares were first publicly offered on August 22, 2002.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see Footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.


The accompanying notes are an integral part of these financial statements.    17

Pioneer Large Cap Growth Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 3/31/04
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Large Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at March 31, 2004, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of March 31, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from for-

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

   eign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid during the years ended March 31, 2004, and 2003.

   The following shows the components of distributable earnings on a federal income tax basis at March 31, 2004.

--------------------------------------------------------------------------------
                                              2004
--------------------------------------------------------------------------------
   Undistributed ordinary income           $  6,843
   Undistributed long-term gain              31,376
   Unrealized appreciation                  253,629
                                           --------
   Total                                   $291,848
                                           ========
--------------------------------------------------------------------------------

   At March 31, 2004 the Fund had reclassified $5,383 to decrease accumulated net investment loss, and $5,383 to decrease accumulated net realized gain on investments. The reclassification had no

Pioneer Large Cap Growth Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 3/31/04                                (continued)
================================================================================

   impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the year ended March 31, 2004.

D. Securities Lending

   The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Large Cap Growth Fund

================================================================================

================================================================================

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has voluntarily agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.30% of average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2004, $5,029 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Investment Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees included in due to affiliates payable to PIMSS at March 31, 2004.

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $414 in distribution fees payable to PFD at March 31, 2004.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2004, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund

================================================================================
REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Board of Trustees and Shareowners of Pioneer Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Large Cap Growth Fund (the "Fund") as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated in the two years then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Large Cap Growth Fund at March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
May 12, 2004

Pioneer Large Cap Growth Fund

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 60 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

================================================================================
INTERESTED TRUSTEES
================================================================================

Name and Age              Positions Held With the Fund  Term of Office and Length of Service
John F. Cogan, Jr. (77)*  Chairman of the Board,        Since 2002.
                          Trustee and President         Serves until a successor trustee is
                                                        elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

-------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**     Trustee and                   Since 2002.
                          Executive Vice President      Serves until a successor trustee is
                                                        elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

================================================================================
INDEPENDENT TRUSTEES
================================================================================

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                        Since 2002.
3509 Woodbine Street,                                         Serves until a successor trustee is
Chevy Chase, MD 20815                                         elected or earlier retirement or removal.
-------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Term of Office and Length of Service
Boston University Healthcare                                  Since 2002.
Entrepreneurship Program,                                     Serves until a successor trustee is
53 Bay State Road,                                            elected or earlier retirement or removal.
Boston, MA 02215
-------------------------------------------------------------------------------------------------------

================================================================================

================================================================================

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

================================================================================

================================================================================

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                             (tobacco)
-----------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
-----------------------------------------------------------------------------------------------------

================================================================================
INDEPENDENT TRUSTEES
================================================================================

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                        Since 2002.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
--------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                        Since 2002.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                        Since 2002.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since 2002.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.

================================================================================
FUND OFFICERS
================================================================================

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
David C. Phelan (46)         Assistant Secretary            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Vincent Nave (58)            Treasurer                      Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer            Serves at the discretion of board.
------------------------------------------------------------------------------------------------

================================================================================

================================================================================

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University
-----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
-----------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
-----------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

================================================================================

================================================================================

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------

================================================================================
FUND OFFICERS
================================================================================

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------

================================================================================

================================================================================

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
-----------------------------------------------------------------------------------------------

================================================================================
HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.


[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109                                        15412-00-0504
www.pioneerfunds.com                     (C)2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and annual filings of its Form N-1A, totaled approximately $21,100 in 2004 and approximately $27,900 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended March 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 for both 2004 and 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended March 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,600 in 2004 and $22,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates
(as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.